Employee Benefits - Share-based Payment Arrangement, Restricted Stock, Restricted Stock Unit, and Performance Stock Unit, Activity (Details) - $ / shares			12 Months Ended
	May 17, 2022	Mar. 01, 2022	Dec. 31, 2022	Dec. 31, 2021
Restricted Stock
Number of Shares
Non-vested restricted stock at beginning of year (in shares)			683,056	0
Granted (in shares)	31,559		31,559	683,056
Vested (in shares)			(136,609)	0
Forfeited (in shares)			(52,546)	0
Non-vested restricted stock at end of year (in shares)			525,460	683,056
Weighted-Average Grant Price Per Share
Non-vested restricted stock at beginning of year (in dollars per share)			$ 20.13	$ 0
Granted (in dollars per share)			19.17	20.13
Vested (in dollars per share)			20.13	0
Forfeited (in dollars per share)			20.08	0
Non-vested restricted stock at end of year (in dollars per share)			$ 20.08	$ 20.13
Restricted Stock Units (RSUs)
Number of Shares
Non-vested restricted stock at beginning of year (in shares)			0	0
Granted (in shares)		978,364	978,364	0
Forfeited (in shares)			(6,039)	0
Non-vested restricted stock at end of year (in shares)			972,325	0
Weighted-Average Grant Price Per Share
Non-vested restricted stock at beginning of year (in dollars per share)			$ 0	$ 0
Granted (in dollars per share)			21.08	0
Forfeited (in dollars per share)			21.08	0
Non-vested restricted stock at end of year (in dollars per share)			$ 21.08	$ 0
Performance Shares
Number of Shares
Non-vested restricted stock at beginning of year (in shares)			0	0
Granted (in shares)		533,676	533,676	0
Non-vested restricted stock at end of year (in shares)			533,676	0
Weighted-Average Grant Price Per Share
Non-vested restricted stock at beginning of year (in dollars per share)			$ 0	$ 0
Granted (in dollars per share)			21.12	0
Non-vested restricted stock at end of year (in dollars per share)			$ 21.12	$ 0